Leases, Maturities of Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
2026	$ 158
2027	126
2028	129
2029	129
2030	121
Thereafter	543
Total lease payments	1,206
Less: Imputed Interest	(283)
Total operating leases	$ 923	$ 1,024